Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Investment Companies (96.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (39.0%)
iShares Core S&P 500 ETF	34,100	15,471
iShares Core S&P Mid-Cap ETF	37,150	9,969
iShares Core S&P Small-Cap ETF	165,400	17,843
iShares Russell 2000 ETF	64,400	13,219
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	30,896,433	59,908
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	33,477,547	69,198
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	23,869,973	94,979
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	26,917,040	95,394
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	67,029,855	87,407
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	38,740,122	81,742
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	53,146,416	64,786
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	25,574,987	90,305
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	53,402,427	109,261
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,155,274	22,606
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,778,432	28,033

Total		860,121

Fixed Income (45.5%)
iShares Core U.S. Aggregate Bond ETF	196,200	21,013
iShares iBoxx High Yield Corporate Bond ETF	11,100	913
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	90,295,731	64,923
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	106,601,548	110,652
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	663,929,578	783,437
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	22,680,206	23,293

Total		1,004,231

Investment Companies (96.0%)	Shares/ Par +	Value $ (000’s)
Foreign Equity (11.5%)
iShares Core MSCI EAFE ETF	134,800	9,370
iShares Core MSCI Emerging Markets ETF	124,900	6,938
iShares MSCI EAFE ETF	139,900	10,297
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	12,906,835	14,804
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	40,424,417	64,032
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	26,444,000	55,030
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	80,714,219	94,194

Total		254,665

Total Investment Companies (Cost: $2,030,031)		2,119,017

Short-Term Investments (3.5%)
Commercial Paper (0.4%)
LVMH Moet Hennessy Louis Vuitton SE
0.370%, 4/25/22 144A	2,400,000	2,399
0.450%, 4/18/22 144A	1,016,000	1,016
Societe Generale SA
0.140%, 4/4/22 144A	6,000,000	6,000
0.310%, 4/18/22 144A	500,000	500

Total		9,915

Investment Companies (2.1%)
JPMorgan Ultra-Short Income ETF	452,950	22,769
PIMCO Enhanced Short Maturity Active ETF	225,400	22,576

Total		45,345

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	22,674,730	22,675

Total		22,675

Total Short-Term Investments (Cost: $78,589)		77,935

Total Investments (99.5%) (Cost: $2,108,620)@		2,196,952

Other Assets, Less Liabilities (0.5%)		10,422

Net Assets (100.0%)		2,207,374

Balanced Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $9,915 representing 0.5% of the net assets.

#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,108,620 and the net unrealized appreciation of investments based on that cost was $88,332 which is comprised of $174,129 aggregate gross unrealized appreciation and $85,797 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,119,017	$ —	$ —
Short-Term Investments
All Others	68,020	—	—
Commercial Paper	—	9,915	—

Total Assets:	$2,187,037	$ 9,915	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the three months ended March 31, 2022 are as follows:

Portfolio	Value at 12/31/2021	Purchases	Sales	Value at 3/31/2022	Change in Unrealized Appreication / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership 3/31/2022
	(amount in thousands)
Growth Stock	$108,826	$-	$-	$95,394	$(13,432)	$-	$-	$-	7.9%
Focused Appreciation	109,064	-	5,500	94,979	(10,814)	2,229	-	-	7.9%
Large Cap Core Stock	91,335	-	5,500	81,742	(5,613)	1,520	-	-	10.4%
Large Cap Blend	92,903	-	-	87,407	(5,496)	-	-	-	46.2%
Large Company Value	66,888	-	3,560	64,786	952	506	-	-	28.3%
Domestic Equity	67,194	-	7,460	59,908	(2,873)	3,047	-	-	5.6%
Equity Income	67,424	-	-	69,198	1,774	-	-	-	8.0%
Mid Cap Growth Stock	100,637	-	-	90,305	(10,332)	-	-	-	7.4%
Mid Cap Value	106,645	-	-	109,261	2,616	-	-	-	15.4%
Small Cap Growth Stock	26,276	-	-	22,606	(3,670)	-	-	-	3.2%
Small Cap Value	30,377	-	-	28,033	(2,344)	-	-	-	4.5%
International Growth	63,466	-	-	55,030	(8,436)	-	-	-	5.8%
Research International Core	104,121	-	-	94,194	(9,927)	-	-	-	10.6%
International Equity	64,275	-	-	64,032	(243)	-	-	-	3.5%
Emerging Markets Equity	17,063	-	-	14,804	(2,259)	-	-	-	1.7%
Short-Term Bond	23,905	-	-	23,293	(612)	-	-	-	5.8%
Select Bond	865,259	-	30,600	783,437	(50,459)	(763)	-	-	24.6%
High Yield Bond	84,024	-	15,900	64,923	(3,743)	542	-	-	8.3%
Multi-Sector Bond	119,927	-	-	110,652	(9,275)	-	-	-	9.1%

	$2,209,609	$-	$68,520	$2,013,984	$(134,186)	$7,081	$-	$-

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand